Investment and Return - Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018	[2]	Dec. 31, 2017	[2]	Dec. 31, 2016	[2]
Cash and cash equivalents if different from statement of financial position [abstract]
Cash and cash equivalents per balance sheet	€ 4,185	[1]	€ 3,230	[2]	€ 3,317
Less: bank overdrafts	(69)		(140)
Cash and cash equivalents per cash flow statement	€ 4,116		€ 3,090	[2]			€ 3,169		€ 3,198

[1]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.